Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Revenue [Abstract]
Schedule of Disaggregated Cost of Revenues	The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2023, 2024 and 2025:
	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Staff cost	22,124,133	24,127,135	27,719,122	3,561,358
Depreciation on property and equipment	402,421	254,962	349,246	44,871
Lease expense	9,964,742	9,553,419	7,765,146	997,668
Translation expenses	19,496,992	15,398,955	22,715,684	2,918,516
Printing expenses	10,687,486	6,747,171	8,418,183	1,081,570
Water and electricity supply expenses	1,688,236	1,502,292	888,992	114,218
Repair and maintenance	901,076	1,188,767	1,297,126	166,655
Others	3,009,196	2,655,463	6,897,635	886,209
Total	68,274,282	61,428,164	76,051,134	9,771,065